LEASES (Details 2) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use asset	$ 0	$ 0	$ 60,357	$ 415,285
Current portion		0	62,323	364,738
Non-current portion		0	0	62,323
Operating lease liabilities		$ 0	62,323	$ 427,061
Revision of Prior Period, Adjustments [Member]
Operating lease right-of-use asset			60,357
Current portion			62,323
Non-current portion			0
Operating lease liabilities			$ 62,323